Income Taxes - Summary of expected tax expenses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Differences Between Expected Tax Expenses [Line Items]
Consolidated net income/loss		$ (289.4)	$ 7.6	$ (23.7)
Income tax		(64.3)	(54.8)	(52.4)
Income (loss) before income taxes		$ (225.1)	$ 62.3	$ 28.7
Statutory tax rate		25.00%	19.00%	19.00%
Expected tax expense		$ 56.3	$ (11.8)	$ (5.5)
Difference between expected and foreign income tax rates		0.4	(8.5)	(8.8)
Difference due to change of statutory tax rate		1.2	2.7	(0.6)
Impairment loss on Goodwill		(71.1)
Deferred tax not recognized		(34.0)	(24.9)	(24.7)
Permanent differences		(19.2)	(13.2)	(14.7)
Prior-year effects		2.8	1.9	2.1
Other		(0.7)	(1.0)	(0.2)
Income tax expense	[1]	$ (64.3)	$ (54.8)	$ (52.4)

[1]	The notes are an integral part of these consolidated financial statements.